Debt - Aicel Convertible Note - Additional Information (Details) - Convertible Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Interest expense	$ 39,219	$ 19,913
Carrying value of convertible notes	11,197	$ 94,352
Aicel Technologies
Debt Instrument [Line Items]
Principal amount	$ 1,131
Paid-in-kind interest rate	1.00%
Percentage of increase in paid-in-kind interest rate	12.00%
Convertible note, acquisition fair value	$ 1,131
Maturity date	Jul. 27, 2027
Interest expense	$ 5
Carrying value of convertible notes	$ 1,174